INVENTORY	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INVENTORY

NOTE 7: INVENTORY

	December 31,
	2024	2023
Raw materials	$2,795	$1,791
Work in progress	208	1,211
Finished goods	2,573	1,833
Total	5,576	4,835
Provision for Inventory	(1,150)	(1,118)
Inventory, net	$4,426	$3,717